Note 19 - Derivative Instruments, Hedging and Risk Management Activities, Sale of ethanol (Detail) (Long Position [Member], USD $) In Millions	12 Months Ended
Dec. 31, 2010
Long Position [Member]
Derivative [Line Items]
Notional amount in thousand m3	$ 715
Fair Value	32
VAR	$ 1
Maturity	2016